Employee Benefits - Summary of Various Categories of Plan Assets (Details) - Provident Fund	Mar. 31, 2021	Mar. 31, 2020
Central and State Government Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	54.00%	49.00%
Public Sector Undertakings and Private Sector Bonds
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	40.00%	48.00%
Others
Disclosure Of Defined Benefit Plans [Line Items]
Asset allocation for plan assets	6.00%	3.00%